Investment Strategy - Emerging Markets AI ETF	Aug. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies located in or economically tied to emerging market countries and that are economically tied to artificial intelligence (“AI”)-related activities.

The Fund may obtain exposure to Emerging Markets AI Companies (defined below) directly through investments in equity securities or indirectly through derivative instruments, including swap agreements and forward contracts.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in emerging market countries or are economically tied to emerging market countries and that derive significant revenues, profits, or assets from AI-related activities (“Emerging Markets AI Companies”).

A company is considered economically tied to an emerging market country if it is organized in, has its principal place of business in, has principal trading activity in, or derives significant (i.e., at least 50%) revenues, profits, assets or business activities from, emerging market countries (as described more below). A company is considered economically tied to AI-related activities if: (i) an independent third-party data provider (e.g., Bloomberg BICS or GICS) classifies the company under a sub-industry principally associated with AI-related infrastructure, hardware, or software (e.g., Software, Semiconductors, Semiconductor Materials & Equipment, Technology Hardware, Storage & Peripherals, Electronic Equipment & Instruments, Electrical Equipment, Communications Equipment or Systems Software); or  (ii) the Sub-Adviser’s research identifies the company as occupying a defined production layer within the AI hardware or software value chain (e.g., advanced logic/foundry, memory, power delivery, networking components, AI models/software) based on the company’s public disclosures, segment reporting, or investor materials.

For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Sub-Adviser utilizes a proprietary thematic framework based on the “five-layer AI stack” paradigm. This framework categorizes the AI ecosystem into the following five interconnected layers:

1.	Energy and Power Infrastructure Layer – companies that derive significant revenues, profits, or assets from electricity generation, grid infrastructure, cooling systems, industrial power equipment, renewable energy, energy transmission, and other infrastructure supporting AI-related power demand;
2.	Semiconductor and Computing Layer – companies that derive significant revenues, profits, or assets from the design, manufacture, packaging, testing, or supply of semiconductors, memory chips, processors, graphics processing units (“GPUs”), semiconductor equipment, advanced materials, and related hardware technologies;
3.	Data Center and Networking Infrastructure Layer – companies that derive significant revenues, profits, or assets from data center development and operation, cloud infrastructure, networking equipment, fiber optics, servers, storage systems, and related digital infrastructure;
4.	AI Models and Platforms Layer – companies developing or commercializing AI foundation models, large language models, machine learning systems, cloud AI platforms, AI operating systems, or related software infrastructure; and
5.	AI Applications Layer – companies that derive significant revenues, profits, or assets from AI-enabled products, services, or operations in sectors such as internet commerce, financial technology, digital advertising, software, autonomous systems, robotics, logistics, healthcare, education, entertainment, cybersecurity, and enterprise productivity.

The Fund may invest across all or certain layers of the AI Stack, but may not invest equally across each of the five layers of the AI Stack, may not be invested in every layer at all times, and the Fund’s allocations among the layers may vary significantly based on market conditions and the Sub-Adviser’s security selection process. The Fund expects to invest significantly in companies located in or economically tied to emerging market countries, including countries in South Korea, Taiwan, China, India, Brazil, Indonesia, Chile, Czech Republic, Egypt, Greece, Hungary, Kuwait, Malaysia, Mexico, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Thailand, Turkey, and United Arab Emirate.s (“Emerging Markets”).

In constructing the Fund’s portfolio, the Sub-Adviser uses its proprietary security selection methodology to identify Emerging Markets AI Companies that are leaders within one or more layers of the AI Stack. In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including:  a company’s participation in AI-related industries, revenue exposure to AI infrastructure or applications, research and development intensity, strategic positioning within the AI ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund may invest in the equity securities of companies of any market capitalization, including companies that have recently completed initial public offerings (“IPOs”), and may invest a portion of its assets in the equity securities of private, non-listed U.S. companies. The Fund may invest in common stocks, depositary receipts (including ADRs and GDRs), preferred stocks, convertible securities, and other equity-related instruments.

The Fund may have significant exposure to sectors and industries associated with AI development and adoption, including information technology, communication services, industrials, utilities, energy, and consumer discretionary sectors. Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, countries, industries, or sectors.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. See “Principal Investment Risks – Foreign Securities Risk” for additional discussion of risks and regulatory limitations associated with investments in Chinese issuers and VIE structures. The Fund may also invest in frontier markets securities. “Frontier Markets” are markets in countries that are less economically developed than traditional emerging market countries and that generally have smaller, less liquid, and less mature securities markets.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in emerging market countries or are economically tied to emerging market countries and that derive significant revenues, profits, or assets from AI-related activities (“Emerging Markets AI Companies”).